Trade and other payables (Details) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Trade and other payables [abstract]
Trade	$ 13,764	$ 16,977
Construction obligations	931	2,295
Accrued invoices	1,193	2,105
Sales, rental and services payments received in advance	4,483	5,560
Total trade payables	20,371	26,937
Deferred incomes		58
Construction provisions	1,015	811
Dividends payable to non-controlling shareholders	398	191
Taxes payable	948	749
Management fees (Note 31)		2,102
Others	1,847	2,945
Total other payables	4,208	6,856
Total trade and other payables	24,579	33,793
Non-current	1,980	5,766
Current	22,599	28,027
Total	$ 24,579	$ 33,793